Income Taxes - Additional Information (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2019
Disclosure of income taxes [line items]
Deferred tax assets relating to temporary differences between the accounting and tax value of investments in subsidiaries	$ 0
Expiry date of deductible temporary differences, unused tax losses and unused tax credits	With respect to tax legislation relating to concessions, such losses will expire in 2048, except for IEM, whose losses were originated in 2014 and remains until 2024 for their application
Unused tax losses [Member]
Disclosure of income taxes [line items]
Deferred tax assets on tax loss carryforwards	$ 0
Mexican Companies [Member]
Disclosure of income taxes [line items]
Income taxes rate	30.00%
Decreto de Estímulos Fiscales Región Fronteriza Norte [Member]
Disclosure of income taxes [line items]
Income taxes rate		20.00%
MBJA and PACKAL [Member]
Disclosure of income taxes [line items]
Income taxes rate	25.00%
Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Disclosure of income taxes [line items]
Income taxes rate	25.00%